Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
Short-term borrowings	¥ 99,878	¥ 53,737
Unsecured Loans, weighted-average interest rate of 4.40%
Short-term Debt [Line Items]
Short-term borrowings		43,737
Unsecured Loans, weighted-average interest rate of 3.98%
Short-term Debt [Line Items]
Short-term borrowings	89,878
Secured Call Money, weighted-average interest rate of 0.11%
Short-term Debt [Line Items]
Short-term borrowings	¥ 10,000	¥ 10,000